THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        3/31/2013 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
             FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON .

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tybourne Capital Management (HK) Limited

Address:   2302 Cheung Kong Center
           2 Queen's Road Central
           Hong Kong


Form 13F File Number: 028-15146


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tanvir Ghani
Title:  Chief Operating Officer
Phone:  (852) 3983-6867

Signature,  Place,  and  Date  of  Signing:

/s/ Tanvir Ghani                   Hong Kong                          5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      447,497
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AMAZON COM INC               COM              023135106   61,959   232,500 SH       SOLE                   0      0 NONE
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102   23,768   310,200 SH       SOLE                   0      0 NONE
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   13,519   632,300 SH       SOLE                   0      0 NONE
GOOGLE INC                   CL A             38259P508   60,140    75,725 SH       SOLE                   0      0 NONE
MASTERCARD INC               CL A             57636Q104   62,971   116,370 SH       SOLE                   0      0 NONE
MEAD JOHNSON NUTRITION CO    COM              582839106   39,542   510,550 SH       SOLE                   0      0 NONE
SALESFORCE COM INC           COM              79466L302   36,481   204,000 SH       SOLE                   0      0 NONE
TRIPADVISOR INC              COM              896945201   35,752   680,726 SH       SOLE                   0      0 NONE
VERISIGN INC                 COM              92343E102   37,107   785,000 SH       SOLE                   0      0 NONE
VISA INC                     COM CL A         92826C839   50,952   300,000 SH       SOLE                   0      0 NONE
YELP INC                     CL A             985817105   25,306 1,067,301 SH       SOLE                   0      0 NONE